Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Schedule of Computer System and Equipment

Computer system and equipment

	June 30, 2026	June 30, 2025
	RM	RM
Cost

As of July 1	158,379,999	158,400,231
Disposal/written-off	-	(20,232)
Exchange realignment	(4,323,402)	-
As of June 30	154,056,597	158,379,999

Accumulated depreciation and impairment loss

As of July 1	(80,369,339)	(45,103,697)
Additions	(26,264,097)	(28,308,000)
Disposal/written-off	-	4,368
Impairment loss	(10,018,141)	(6,962,010)
Exchange realignment	2,308,867	-
As of June 30	(114,342,710)	(80,369,339)

Net carrying amount	39,713,887	78,010,660